Offerings - Offering: 1	Sep. 22, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value US$0.001 per share
Amount Registered | shares	88,645,836
Maximum Aggregate Offering Price	$ 78,008,335.68
Fee Rate	0.01531%
Amount of Registration Fee	$ 11,943.08
Offering Note	Relates to ordinary shares of CBAK Energy Technology Limited (“CBAT Cayman”), to be issued in connection with the Redomicile Merger described in this registration statement.

Represents the maximum number of shares expected to be issued by the registrant to the stockholders of CBAK Energy Technology, Inc., a Nevada corporation (“CBAT”), in the Redomicile Merger.

Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and (f) under the Securities Act of 1933, as amended, based upon a market value of $0.88 for each share of common stock of CBAT, which is the average high and low sale price of CBAT’ shares of common stock, as reported on the Nasdaq on September 22, 2025. In connection with the Redomicile Merger, each CBAT’s share of common stock will be converted into the right to receive one ordinary share of CBAT Cayman.